BRIGHTHOUSE FUNDS TRUST II
SUPPLEMENT DATED SEPTEMBER 11, 2024
TO THE
SUMMARY PROSPECTUS,
PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION, EACH
DATED APRIL 29, 2024, AS SUPPLEMENTED
Brighthouse/Dimensional International Small Company Portfolio
Arun Keswani no longer serves as a portfolio manager of the Brighthouse/Dimensional International Small Company Portfolio (the “Portfolio”), a series of Brighthouse Funds Trust II. Effective immediately, all references to Mr. Keswani in the Summary Prospectus, Prospectus and Statement of Additional Information of the Portfolio are deleted.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE SUMMARY PROSPECTUS, PROSPECTUS AND THE STATEMENT OF
ADDITIONAL INFORMATION FOR FUTURE REFERENCE